Note 4 - Inventory	12 Months Ended
Dec. 31, 2015
Notes
Note 4 - Inventory

NOTE 4 – Inventory

Inventory includes raw materials and finished goods. Finished goods contain direct materials and other manufacturing costs charged directly by third party manufacturing vendors. Inventory consists of the following:

	December 31, 2015	December 31, 2014

Raw materials	$100,702	$157,839
Finished goods	338,456	350,499
Inventory allowance	—	—
Total (Inventory)	$439,158	$508,338

During the years ended December 31, 2015 and December 31, 2014, the Company respectively wrote down inventory by $26,760 and $49,249 to account for expired inventory which had been write-off and disposed of, and for minor manufacturing process shrinkages. The write off during the year ended December 31, 2014 included $18,732 of inventory which had been reserved in prior periods. The Company recognized $nil and $nil recovery in inventory allowance respectively for the years ended December 31, 2015 and December 31, 2014. At December 31, 2015 the Company had $nil of reserved inventory and all inventory was valued at full cost.